Performance Management - T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.	Jul. 27, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Bloomberg U.S. Aggregate Bond Index). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	3.65%	Worst Quarter	9/30/22	-3.90%
The fund’s return for the six months ended 6/30/26 was 1.22%.
Year to Date Return, Label [Optional Text]	The fund’s return for the six months ended
Bar Chart, Year to Date Return	1.22%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	3.65%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.90%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Bloomberg U.S. Aggregate Bond Index). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Market Index Changed	Effective October 1, 2026, the fund will change its additional benchmark for comparing the fund’s performance from the Bloomberg U.S. 1-5 Year Treasury TIPS Index to the Bloomberg U.S. 0-5 Year Treasury TIPS Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]
Average Annual Total Returns
Periods ended
December 31, 2025

				Since	Inception
	1 Year	5 Years	10 Years	inception	date
Investor Class					09/29/2006
Returns before taxes	5.87%	2.58%	2.69%	—%
Returns after taxes on distributions	3.99	0.74	1.41	—
Returns after taxes on distributions and sale
of fund shares	3.47	1.20	1.52	—
I Class					09/29/2015
Returns before taxes	6.10	2.79	2.87	—
Z Class					03/16/2020
Returns before taxes	6.42	3.07	—	4.04

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)

	7.30	-0.36	2.01	0.38 [a]

Bloomberg U.S. 1-5 Year Treasury TIPS Index[b] (reflects no deduction for fees, expenses, or taxes)

	6.55	3.32	3.16	4.13 [a]

[a]	Return since 3/16/20.

[b]	Effective October 1, 2026, the fund will change its additional benchmark for comparing the fund’s performance from the Bloomberg U.S. 1-5 Year Treasury TIPS Index to the Bloomberg U.S. 0-5 Year Treasury TIPS Index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com